Offerings	Jun. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Senior Notes due 2028
Amount Registered | shares	3,500,000,000
Proposed Maximum Offering Price per Unit	0.99957
Maximum Aggregate Offering Price	$ 3,498,495,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 483,142.16
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee" in the Company's Registration Statement on Form S-3 (File No. 333-287619) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Senior Notes due 2029
Amount Registered | shares	3,500,000,000
Proposed Maximum Offering Price per Unit	0.99953
Maximum Aggregate Offering Price	$ 3,498,355,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 483,122.83
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Senior Notes due 2031
Amount Registered | shares	4,000,000,000
Proposed Maximum Offering Price per Unit	0.9981
Maximum Aggregate Offering Price	$ 3,992,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 551,350.44
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2033
Amount Registered | shares	3,500,000,000
Proposed Maximum Offering Price per Unit	0.99847
Maximum Aggregate Offering Price	$ 3,494,645,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 482,610.47
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2036
Amount Registered | shares	4,000,000,000
Proposed Maximum Offering Price per Unit	0.99821
Maximum Aggregate Offering Price	$ 3,992,840,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 551,411.20
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2046
Amount Registered | shares	3,000,000,000
Proposed Maximum Offering Price per Unit	0.9963
Maximum Aggregate Offering Price	$ 2,988,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 412,767.09
Offering Note	See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.625% Senior Notes due 2056
Amount Registered | shares	3,500,000,000
Proposed Maximum Offering Price per Unit	0.99957
Maximum Aggregate Offering Price	$ 3,498,495,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 483,142.16
Offering Note	See Note 1.